Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 120,324	$ 110,019
Amounts due to associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 70,900	$ 74,500